SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
(a)	Authorized

The authorized share capital consists of an unlimited number of common shares without par value (the “Shares”). There are no authorized preferred shares.

On August 8, 2018, the Company completed a common share split on the basis of ten (10) new Shares, options and warrants for every one (1) old Share, option and warrant outstanding (the “Split”).  All information with respect to the number of Shares and issuance prices for the time periods prior to the Split was restated to reflect the Share Consolidation and the Split.

(b)	Equity issuances

During the year ended December 31, 2019

Private Placements

On September 6, 2019, the Company closed its non-brokered private placement for $2,600,000 through the issuance of 13,000,0000 Shares at a price of $0.20 per Share. The Company paid $15,209 and issued 525,000 Shares as a finder’s fee valued at $105,000. $175,000 of the private placement was for prepaid consulting fees for the Company’s executive chairman, of which $35,000 is included in prepaid expenses as at December 31, 2019 and $41,503 for services. Included in accounts receivable as at December 31, 2019 is $30,497 of subscriptions receivable.

On October 18, 2019, the Company closed its non-brokered private placement for gross proceeds of $3,900,000 through the issuance of 9,750,000 Shares at a price of $0.40 per Share. Also, the Company issued 654,500 Shares as a finder’s fee valued at $261,800.

Debt Settlement

On October 9, 2019, the Company issued 104,951 Shares with a value of $43,030, to its directors to settle director fees debts owing to them.

Exercise of Stock Options and Warrants

During the year ended December 31, 2019, the Company issued 622,500 and 651,430 Shares on the exercise of stock options and warrants respectively for total proceeds of $424,822.

Share Bonus to Personnel

During the year ended December 31, 2019, the Company issued 500,000 sign-on bonus Shares with a fair value of $0.23 per Share to an officer valued at $115,000.

Share Compensation for Services

On September 26, 2019, the Company issued 175,000 Shares valued at $59,500 for consulting services.

During the year ended December 31, 2018

Private Placements

On August 14, 2018, the Company closed its non-brokered private placement for gross proceeds of $1,137,197 through the issuance of 4,061,417 units of The Company. Each unit is comprised of one Share and one Share purchase warrant. Each warrant entitles the holder to purchase one additional Share of the Company at an exercise price of $0.40 for a period of three years from the closing of the first tranche of the placement.

Short Form Prospectus Offering

On November 22, 2018, the Company closed its bought deal financing for gross proceeds of $5,520,000. The Company entered into an agreement with BMO Nesbitt Burns Inc. (“BMO”), under which BMO agreed to buy on a bought deal basis 12,000,000 Shares, at a price of $0.46 per share. The shares were offered by way of a short form prospectus in each of the provinces and territories of Canada, except Québec. The Company incurred $560,576 in cash Share issuance costs.

Exercise of Stock Options and Warrants

During the year ended December 31, 2018, the Company issued 87,500 and 3,445,420 Shares on the exercise of stock options and warrants respectively for total proceeds of $1,362,317.

Share Bonus to Personnel

On October 10, 2018, the Company issued 1,000,000 Shares with a fair value of $0.35 per Share as a bonus to its new CEO included in Salaries and benefits.

During the year ended December 31, 2017

Private Placements

On April 12, 2017, the Company closed a non-brokered private placement involving the issuance of 1,032,500 units (at a price of $0.40 per unit) for gross proceeds of $413,000. Each unit consists of one Share and one Share purchase warrant. Each Share purchase warrant entitles the holder to acquire an additional Share at a price of $0.50 per Share for a period of five years from the date of issuance. The Company paid in cash, finder’s fees totaling $1,280.

On September 20, 2017, the Company closed the first tranche of a non-brokered private placement involving the issuance of 6,679,680 units and 6,290,000 special warrants (the “Special Warrants”) at a price of $0.35 per each unit and Special Warrant and raised gross proceeds of $4,539,390.  Each unit consisted of one Share and one half of one Share purchase warrant. Each first tranche warrant entitles the holder to purchase one additional Share at an exercise price of $0.40 for a period of three years from the date of closing of the first tranche of the placement. Each Special Warrant was exercisable for one unit at no additional cost to the holder. In connection with the first tranche of the placement, the Company paid finder’s fees of $30,606 and issued 870,130 finder’s Special Warrants, which were exercisable on identical terms as those Special Warrants issued to subscribers through the first tranche of the placement.

On October 16, 2017, the Company closed the second and final tranche of the placement involving the issuance of 1,165,780 units and 4,143,710 Special Warrants at a price of $0.35 per each unit and Special Warrant and raised gross proceeds of $1,858,325. Each unit consists of one Share and one half of one warrant. Each second tranche warrant entitles the holder to purchase one additional Share of the Company at an exercise price of $0.40 for a period of three years from the date of closing of the second tranche of the placement. In connection with the second tranche of the placement, the Company paid finder’s fees of $56,020 and issued 93,270 finder’s Special Warrants, which were exercisable on identical terms as those Special Warrants issued to subscribers through the second tranche of the placement.

The total subscription proceeds of $3,651,800, which were raised from the sale of the Special Warrants under the placement, were held in an escrow account with the Company’s Transfer Agent pending shareholder approval for the issuance of the Units underlying the Special Warrants.  TSX and shareholder approval for the issuance of the

Units underlying the Special Warrants was obtained on December 15, 2017.  On December 18, 2017, the Company issued 11,397,110 units underlying an equivalent number of Special Warrants previously issued under the placement.  On December 18, 2017, the Special Warrants subscription proceeds, previously held in escrow, were released to the Company.

The finder’s Special Warrants have been valued at $0.35 each based upon the concurrent financing price of the placement to which they relate. The Company has recorded the fair value of the finder’s warrants as share issuance costs.

Debt Settlements

On January 12, 2017, the Company issued 3,000,000 Shares with a value of $1,599,000 to Mr. Lee pursuant a Debt Settlement Agreement with Linx to settle $900,000 of the outstanding balance owing by the Company to Linx under the Credit Facility. The Company recorded a loss of $699,000 to account for the difference in the fair value of the Company’s shares on the settlement date and the debt settled.

On June 13, 2017, the Company issued 596,590 units (“Debt Settlement Units1”) with a value of $267,869, to certain of its directors and officers to settle various debts owing to them totalling $238,636 pursuant to the terms of debt settlement agreements entered with those directors and officers. Each Debt Settlement Unit1 is comprised of one Share and one Share purchase warrant of the Company entitling the holder thereof to purchase, upon exercise of a warrant, one additional Share at a price of $0.50 per Share for a period of five years from the date of issuance of the Debt Settlement Units1. The Company recorded a loss of $29,233 to account for the difference in the fair value of the Company’s shares on the settlement date and the debt settled.

On December 18, 2017, the Company issued 422,540 units (“Debt Settlement Units2”) with a value of $172,400, to certain of its directors and officers to settle various debts owing to them totalling $147,891 pursuant to the terms of debt settlement agreements entered with those directors and officers. Each Debt Settlement Unit2 is comprised of one Share and one Share purchase warrant of the Company entitling the holder thereof to purchase, upon exercise of a warrant, one additional Share at a price of $0.40 per Share for a period of three years from the date of issuance of the Debt Settlement Units2. The Company recorded a loss of $24,509 to account for the difference in the fair value of the Company’s shares on the settlement date and the implied value from the debt settled.

Shares Issued for Mineral Properties

On February 10, 2017, the Company acquired the remaining 20% title interest of Randsburg (Note 13) in the patented claims that comprise the Titan project by issuing to Randsburg 200,000 Shares at a value of $0.48 per Share.

Share Bonus to Personnel

On January 12, 2017, the Company issued 390,000 Shares with a fair value of $0.49 per Share as a bonus to its directors, officers and consultants.

Share Compensation for Services

On December 18, 2017, the Company issued 984,200 units with a fair value of $0.35 per unit, to Skanderbeg Capital Advisors Inc. (“Skanderbeg (the “Skanderbeg Units”). The Company entered into a consulting agreement with Skanderbeg to explore and evaluate strategic alternatives to maximize value for The Company’s non-core assets.

Each Skanderbeg Unit consists of one Share and one half of one Share purchase warrant. Each warrant entitles the holder to acquire an additional Share at a price of $0.40 per Share for a period of three years from the date of issuance.

Exercise of Stock Options and Warrants

During the year ended December 31, 2017, the Company issued 126,870 and 150,000 Shares on the exercise of stock options and warrants respectively for total proceeds of $110,685.

(c)	Share-based compensation plan

The Company has a 20% fixed equity-based compensation plan in place, as approved by the Company’s shareholders on June 2, 2016 (the “2016 Plan”), amended on June 13, 2017 and subsequently amended at the Company’s annual general meeting of shareholders held on September 12, 2019 (the “Amended 2016 Plan”). Under the Amended 2016 Plan the Company may grant stock options, bonus shares or stock appreciation rights to acquire the equivalent of a maximum of 14,372,419 of the Company’s Common Shares. All stock options and other share-based awards granted by the Company, or to be granted by the Company, since the implementation of the Amended 2016 Plan will be issued under, and governed by, the terms and conditions of the Amended 2016 Plan.  The stock option vesting terms are determined by the Board of Directors on the date of grant with a maximum term of 10 years.

During the year ended December 31, 2019, the Company granted 3,965,000 incentive stock options to its directors, officers, employees and consultants. The options are exercisable at an exercise prices ranging from $0.20 to $0.44 per Share and expiry dates ranging from April 1, 2024 to November 15, 2024 and vest at 12.5% per quarter for the first two years following the date of grant.

During the year ended December 31, 2018, the Company granted 4,040,000 incentive stock options to its directors, officers, employees and consultants. The options are exercisable at an exercise prices ranging from $0.22 to $0.65 per Share and expiry dates ranging from February 20, 2023 to November 14, 2023 and vest at 12.5% per quarter for the first two years following the date of grant.

During the year ended December 31, 2017, the Company granted 4,080,000 incentive stock options to its directors, officers, employees and consultants. The options are exercisable at an exercise prices ranging from $0.33 to $0.49 per Share and expiry dates ranging from January 12, 2022 to November 6, 2022 and vest at 12.5% per quarter for the first two years following the date of grant.

The following is a summary of the changes in the Company’s stock options from December 31, 2016 to December 31, 2019:

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	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2016	4,608,140	$0.64
Granted	4,080,000	$0.38
Expired	(312,930)	$2.08
Exercised	(126,870)	$0.40
Outstanding, December 31, 2017	8,248,340	$0.46
Granted	4,040,000	$0.31
Expired	(349,720)	$1.21
Cancelled	(1,815,120)	$0.45
Forfeited	(445,000)	$1.04
Exercised	(87,500)	$0.28
Outstanding, December 31, 2018	9,591,000	$0.34
Granted	3,965,000	$0.31
Expired	(315,000)	$0.65
Cancelled	(2,247,000)	$0.32
Forfeited	(794,000)	$0.54
Exercised	(622,500)	$0.28
Outstanding, September 30, 2019	9,577,500	$0.31

As of December 31, 2019, the following the Company stock options were outstanding:

Exercise	Expiry	Options Outstanding		Exercisable	Unvested
Price	Date	December 31	December 31,	December 31	December 31
		2019	2018	2019	2019
$0.33	November 15, 2024	100,000	-	12,500	87,500
$0.44	November 1, 2024	1,610,000	-	201,250	1,408,750
$0.20	July 29, 2024	1,565,000	-	391,250	1,173,750
$0.21	April 1, 2024	500,000	-	187,500	312,500
$0.65	November 14, 2023	-	200,000	-	-
$0.33	October 17, 2023	705,000	940,000	352,500	352,500
$0.26	October 10, 2023	-	550,000	-	-
$0.22	July 23, 2023	400,000	400,000	250,000	150,000
$0.31	May 1, 2023	150,000	200,000	112,500	37,500
$0.28	April 6, 2023	862,500	1,225,000	646,875	215,625
$0.31	February 20, 2023	200,000	200,000	175,000	25,000
$0.35	September 1, 2022	980,000	1,250,000	980,000	-
$0.33	June 12, 2022	805,000	1,225,000	805,000	-
$0.49	January 12, 2022	620,000	820,000	620,000	-
$0.20	June 2, 2021	990,000	1,420,000	990,000	-
$0.50	June 22, 2020	30,000	311,000	30,000	-
$0.50	April 7, 2020	60,000	535,000	60,000	-
$0.65	May 1, 2019	-	315,000	-	-
		9,577,500	9,591,000	5,814,375	3,763,125

Share-based payment expenses resulting from stock options are amortized over the corresponding vesting periods. During the year ended December 31, 2019, 2018 and 2017, the share-based payment expenses were calculated using the following weighted average assumptions:

	Year ended December 31,
	2019	2018	2017
Risk-free interest rate	1.54%	1.77%	1.25%
Expected life of options in years	4.45	4.40	4.4
Expected volatility	132.75%	135.71%	133.55%
Expected dividend yield	Nil	Nil	Nil
Expected forfeiture rate	12%	12%	12%
Weighted average fair value of options granted during the period	$0.31	$0.32	$0.32

The expected volatility used in the Black-Scholes option pricing model is based on the historical volatility of the Company’s shares. The expected forfeiture rate is based on the historical forfeitures of options issued.

Share-based payments charged to operations and assets were allocated between deferred mineral properties, and general and administrative expenses. Share-based payments are allocated between being either capitalized to deferred exploration costs where related to mineral properties or expensed as general and administrative expenses where otherwise related to the general operations of the Company.

For the year ended December 31, 2019, 2018, and 2017, share-based payments were recorded as follows:

	Year Ended December 31,
	2019	2018	2017
Consolidated Statement of Operations
Share based payments	707,802	553,430	599,117
	$707,802	$553,430	$599,117
Consolidated Statement of Financial Position
Chandgana Tal and power plant application	-	-	69,515
Gibellini exploration	79,888	87,186	-
Pulacayo exploration	39,139	117,871	158,464
	119,027	205,057	227,979
Total share-based payments	$826,829	$758,487	$827,096

On July 29, 2019, further to the voluntary forfeiture of share options held by certain directors, officers, and employees with expiry dates on April 7, 2020, June 22, 2020, and November 14, 2023, at exercise prices ranging from $0.50 to $0.65, the Company granted 1,275,000 new stock options to such individuals with an expiry date of July 29, 2024 at an exercise price of $0.20 per Share subject to a two-year vesting schedule whereby 12.5% per quarter following the date of grant. As at December 31, 2019, the re-issuing of these options had been approved by the TSX, but they had not been approved by the shareholders; consequently, these options were not valued. See Note 27.

(d)	Share purchase warrants

The following is a summary of the changes in The Company’s share purchase warrants from December 31, 2016 to December 31, 2019:

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2016	13,480,600	$0.47
Issued	12,453,680	$0.41
Exercised	(150,000)	$0.40
Expired	(26,250)	$0.70
Outstanding, December 31, 2017	25,758,030	$0.44
Issued	5,061,417	$0.40
Exercised	(3,445,420)	$0.39
Expired	(56,000)	$0.40
Outstanding, December 31, 2018	27,318,027	$0.44
Exercised	(651,430)	$0.38
Outstanding, December 31, 2019	26,666,597	$0.44

On February 15, 2018, the Company issued 500,000 Share purchase warrants as a part of consideration for mining claims acquisition (Note 13). The fair value of $89,944 of the issued warrants determined using the Black-Scholes option pricing model using the following assumptions: (1) a risk-free interest rate of 1.9%; (2) warrant expected life of three years; (3) expected volatility of 116%, and (4) dividend yield of nil.

On April 23, 2018, the Company issued 500,000 Share purchase warrants as a part of consideration for services related to the Gibellini Project. The fair value of $92,000 of the issued warrants determined using the Black-Scholes option pricing model using the following assumptions: (1) a risk-free interest rate of 2%; (2) warrant expected life of three years; (3) expected volatility of 97.4%, and (4) dividend yield of nil.

As of December 31, 2019, the following The Company share purchase warrants were outstanding:

			Number of warrants
	Exercise Price	Expiry Date	at December 31, 2019		at December 31, 2018
$0.50	June 13, 2022	596,590		596,590
$0.50	April 12, 2022	1,032,500		1,032,500
$0.40	January 13, 2022	499,990		499,990
$0.44	August 29, 2021	1,013,670		1,013,670
$0.40	August 13, 2021	198,237		198,237
$0.40	July 6, 2021	3,863,180		3,863,180
$0.40	June 2, 2021	7,500,000		7,500,000
$0.30	April 23, 2021	-		100,000
$0.50	February 15, 2021	500,000		500,000
$0.40	January 25, 2021	650,000		650,000
$0.40	December 18, 2020	211,250		211,250
$0.70	November 13, 2020	625,000		625,000
$0.40	October 16, 2020	2,533,020		2,533,020
$0.70	September 30, 2020	1,112,000		1,112,000
$0.40	September 20, 2020	3,983,490		4,534,920
$0.60	June 24, 2020	1,147,670		1,147,670
$0.50	May 22, 2020	1,200,000		1,200,000
		26,666,597		27,318,027